Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

Note 1 - Nature of Operations and Summary of Significant Accounting Policies

Organization and Nature of Operations

On March 2, 2016, the Boards of Directors of the FSB Community Bankshares, Inc. (“FSB Community”), FSB Community Bankshares, MHC (the “MHC”), and Fairport Savings Bank (the “Bank”) unanimously adopted a Plan of Conversion of the MHC pursuant to which the MHC undertook a “second-step” conversion and now no longer exists. The Bank reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 13, 2016, and, as a result, is now the wholly-owned subsidiary of FSB Bancorp, Inc. (the “Company”).

FSB Bancorp, Inc., the new stock holding company for the Bank, sold 1,034,649 shares of common stock at $10.00 per share, for gross offering proceeds of $10.3 million in its stock offering. Additionally, after accounting for conversion-related expenses of $1.4 million, which offset gross proceeds, the Company received $8.9 million in net proceeds.

Concurrent with the completion of the conversion and reorganization, shares of common stock of FSB Community owned by public stockholders were exchanged for shares of the Company’s common stock so that the former public stockholders of FSB Community owned approximately the same percentage of the Company’s common stock as they owned of FSB Community’s common stock immediately prior to the conversion. Stockholders of FSB Community received 1.0884 shares of the Company’s common stock for each share of FSB Community’s stock they owned immediately prior to completion of the transaction. Cash in lieu of fractional shares was paid based on the offering price of $10.00 per share. As a result of the offering and the exchange of shares, the Company had 1,941,688 shares outstanding as of December 31, 2016.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account. The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion. The Bank has established a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held. The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

The Company provides a variety of financial services to individuals and corporate customers through its wholly-owned subsidiary, Fairport Savings Bank. The Bank’s operations are conducted in five branches located in Monroe County, New York. The Company and the Bank are subject to the regulations of certain regulatory authorities and undergo periodic examinations by those regulatory authorities.

The Company’s principal business consists of originating one-to-four-family residential real estate mortgages, home equity loans and lines of credit and to a lesser extent, originations of commercial real estate, multi-family, construction, commercial and industrial, and other consumer loans. The Company has five mortgage origination offices located in Pittsford, New York; Watertown, New York; Greece, New York; Lewiston, New York; and Buffalo, New York.

The Bank also provides non-deposit investment services to its customers through its wholly-owned subsidiary, Fairport Wealth Management. Previous to January 15, 2016, Fairport Wealth Management was known as Oakleaf Services Corporation. The results of operations of Fairport Wealth Management are not material to the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements include the accounts of the Company, the Bank and Fairport Wealth Management. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, deferred tax assets, and the estimation of fair values for accounting and disclosure purposes.

The Company is subject to the regulations of various governmental agencies. The Company also undergoes periodic examinations by the regulatory agencies which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions resulting from the regulators’ judgments based on information available to them at the time of their examinations.

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Monroe, Livingston, Ontario, Orleans, Wayne, Jefferson, Niagara, and Erie Counties, New York. Note 2 discusses the types of securities that the Company invests in. The concentration of credit by type of loan is set forth in Note 3. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is primarily dependent upon the real estate and general economic conditions in those areas.

Cash and Cash Equivalents

For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash, balances due from banks and interest-earning demand deposits (with an original maturity of three months or less).

Securities

The Company classifies investment securities as either available-for-sale or held-to-maturity. The Company does not hold any securities considered to be trading. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected as a separate component of stockholders’ equity, net of the applicable income tax effect. Held-to-maturity securities are those that the Company has the ability and intent to hold until maturity and are reported at amortized cost.

Gains or losses on investment security transactions are based on the amortized cost of the specific securities sold. Premiums and discounts on securities are amortized and accreted into income using the interest method over the period to maturity.

When the fair value of a held-to-maturity or available-for-sale security is less than its amortized cost basis, an assessment is made at the balance sheet date as to whether other-than-temporary impairment (“OTTI”) is present.

The Company considers numerous factors when determining whether potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of a security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis or carrying value.

For debt securities, credit-related OTTI is recognized in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (loss). Credit-related OTTI is measured as the difference between the present value of an impaired security’s expected cash flows and its amortized cost basis or carrying value. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost, or carrying value, less any credit-related losses recognized. For securities classified as held-to-maturity, the amount of OTTI recognized in other comprehensive income (loss) is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods.

Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the accompanying consolidated financial statements.

Restricted Stock

Restricted equity securities are held as a long-term investment and value is determined based on the ultimate recoverability of the par value.  Impairment of these investments is evaluated quarterly and is a matter of judgment that reflects management’s view of the issuer’s long-term performance, which includes factors such as the following: its operating performance; the severity and duration of declines in the fair value of its net assets related to its capital stock amount; its commitment to make payments required by law or regulation and the level of such payments in relation to its operating performance; and its liquidity and funding position. After evaluating these considerations, the Company concluded that the par value of these investments will be recovered and, as such, has not recognized any impairment on its holdings of restricted equity securities during the current year.

The Company holds restricted stock from Federal Home Loan Bank and Atlantic Community Bankers Bank.

No impairment charges were recorded related to the restricted stock during 2018 or 2017.

Loans Held for Sale

Mortgage loans held for sale in the secondary market are carried at the lower of amortized cost or fair value. Separate determinations of fair value for residential and commercial loans are made on an aggregate basis. Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the consolidated financial statements. Realized gains and losses on sales are computed using the specific identification method.

Loan Servicing Rights

The Company retains the servicing on a portion of conventional fixed-rate mortgage loans sold and receives a fee based on the principal balance outstanding.

Loans serviced for others totaled $123,755,000 and $132,427,000 at December 31, 2018 and 2017, respectively.

The Company also sells correspondent FHA, VA, and USDA mortgage loans, servicing released.

Loan servicing rights are recorded at fair value when loans are sold with servicing rights retained. The fair value of the mortgage servicing rights (“MSRs”) is determined using a method which utilizes servicing income, discount rates, and prepayment speeds relative to the Bank’s portfolio for MSRs and are amortized over the life of the loan. MSRs amounted to $812,000 and $892,000 at December 31, 2018 and 2017, respectively, and are included in other assets on the consolidated balance sheets. In 2018, $5,000 was capitalized and $85,000 was amortized. In 2017, $131,000 was capitalized with $43,000 amortized.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and net deferred origination fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method over the estimated life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectibility of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The allowance for loan losses (the “Allowance”) is established as losses are estimated to have occurred in the loan portfolio. The allowance for loan losses is recorded through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the loan is uncollectable. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are deemed impaired and classified as either special mention, substandard, doubtful, or loss. For such loans that are also classified as impaired, an allowance is generally established when the collateral value of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for the following qualitative factors: effects of changes in lending policies; national and/or local economic trends and conditions; trends in volume and terms of loans; experience, ability, and depth of management; levels and trends of delinquencies, non-accruals and classified loans; quality of institutions loan review system; collateral value for collateral dependent loans; concentrations of credit; and competition, legal and regulatory requirements on level of estimated credit losses. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless subject to a troubled debt restructuring.

In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Bank Owned Life Insurance

The Company holds life insurance policies on a key executive. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Premises and equipment are stated at cost. Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets. Estimated useful lives are generally 20 to 30 years for premises and 3 to 10 years for furniture and equipment.

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure. Any write-downs based on the asset’s fair value at date of acquisition are charged to the allowance for loan losses. After foreclosure, property held for sale is carried at the lower of the new basis or fair value less any costs to sell. Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed. Valuations are periodically performed by management, and any subsequent write-downs are recorded as a charge to earnings, if necessary, to reduce the carrying value of the property to the lower of its cost or fair value less cost to sell. The Company had no foreclosed real estate at December 31, 2018 and 2017. At December 31, 2018 the Company had one residential mortgage loan for $55,000 in the process of foreclosure and at December 31, 2017 the Company had one residential mortgage loan for $37,000 in the process of foreclosure.

Income Taxes

Income taxes are provided for the tax effects of certain transactions reported in the consolidated financial statements. Income taxes consist of taxes currently due plus deferred taxes related primarily to temporary differences between the financial reporting and income tax basis of the allowance for loan losses, premises and equipment, certain state tax credits, and deferred loan origination costs. The deferred tax assets and liabilities represent the future tax return consequences of the temporary differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are reflected at income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was enacted which reduced the corporate federal income tax rate from 34% to 21% and caused a reevaluation of net deferred tax assets. Generally accepted accounting principles requires that the impact of the provisions of the Tax Act be accounted for in the period of enactment. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Advertising Costs

The Company follows the policy of charging the costs of advertising to expense as incurred.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated balance sheets when they are funded.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income (Loss)

Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in earnings. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income (loss).

Accumulated other comprehensive income (loss) represents the sum of these items, with the exception of net income, as of the consolidated balance sheet date and is represented in the table below.

	As of December 31,
	2018	2017

Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(232)	$(208)
Tax effect	49	43
Net unrealized losses on securities available-for-sale	(183)	(165)

Accumulated other comprehensive loss	$(183)	$(165)

Earnings Per Common Share

Basic earnings per common share is calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed in a similar manner to that of basic earnings per share except that the weighted-average number of common shares outstanding is increased to reflect the assumed exercise and conversion of dilutive stock options and unvested restricted stock. Net income available to common stockholders is net income of the Company. Unallocated common shares held by the ESOP are not included in the weighted average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released.

The following table sets forth the calculation of basic and diluted earnings per share.

	Year Ended
	December 31,
(In thousands, except per share data)	2018	2017
Basic and Diluted Earnings Per Common Share
Net income available to common stockholders	$135	$211
Weighted average basic common shares outstanding	1,851	1,899
Weighted average diluted common shares outstanding	1,853	1,899
Earnings per common share – basic and diluted	$0.07	$0.11

Share Repurchases

The Company announced on July 27, 2017 that the Board of Directors had adopted its first stock repurchase program. Under the repurchase program, the Company may repurchase up to 97,084 shares of its common stock, or approximately 5% of its then outstanding shares. In 2018, the Company repurchased 2,592 shares at an average price of $16.38 per share. In 2017, the Company repurchased 69,535 shares at an average price of $15.27 per share. As of December 31, 2018, the Company had repurchased 72,127 shares at an average price of $15.31 per share.

Stock-Based Compensation

On September 27, 2017, the Board of Directors of the Company approved restricted stock and stock option grants to senior management and the directors of the Company, pursuant to the terms of the 2017 Equity Incentive Plan (the “Plan”). The Plan was approved previously by the Company’s stockholders on August 29, 2017. An aggregate of 20,000 stock options and 8,400 shares of restricted stock were granted to senior management for the year ended December 31, 2018. An aggregate of 152,080 stock options and 62,700 shares of restricted stock were granted to senior management and directors for the year ended December 31, 2017. The grants to senior management and directors vest over a five year period in equal annual installments, with the first installment vesting on the first anniversary date of the grant and succeeding installments on each anniversary thereafter, through 2023.

Treasury Stock

Treasury stock was recorded using the cost method and accordingly was presented as a reduction of stockholders’ equity. All treasury stock shares associated with our common stock have been cancelled as a result of the stock conversion and reorganization that occurred in July 2016.

Reclassifications

Amounts in the prior year’s consolidated financial statements have been reclassified whenever necessary to conform to the current year’s presentation. Such reclassifications had no impact on stockholders’ equity or net income as previously reported.

New Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) and subsequent updates. This ASU clarifies the principles for recognizing revenue and develops a common standard for U.S. GAAP and International Financial Reporting Standards. The ASU establishes a core principle that requires an entity to identify the contract(s) with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the entity satisfies a performance obligation. The ASU provides for improved disclosure requirements that require entities to disclose sufficient financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the guidance effective January 1, 2018 using the modified retrospective method. The Company’s revenue is the sum of net interest income and non-interest income. The scope of the guidance excludes nearly all net interest income as well as many other revenues for financial assets and liabilities including loans, leases, securities, and derivatives. The Company completed its review and determined that the majority of non-interest income revenue streams are within the scope of the new standard. Non-interest income streams that are out of scope of the new standard include BOLI, sales of investment securities, mortgage banking activities, and certain items within service charges and other income. Management reviewed contracts related to service charges on deposits, investment advisory commissions and fee income, insurance commission and fee income, and certain items within other service charges and other income. The Company evaluated the impact of this ASU on the Company’s various revenue streams and, upon adoption on January 1, 2018 and going forward, does not anticipate a material impact to the consolidated financial statements. The Company has included applicable disclosures regarding revenue recognition within Note 10 of these consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update also simplify the impairment assessment of equity investments without readily determinable fair values by requiring assessment for impairment qualitatively at each reporting period. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, including interim periods with those fiscal years. The adoption had no impact on the consolidated financial statements and only impacted fair value measurement disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This new guidance supersedes the lease requirements in Topic 840, Leases and is based on the principle that a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The accounting applied by a lessor is largely unchanged from that applied under the previous guidance. In addition, the guidance requires an entity to separate the lease components from the nonlease components in a contract. The ASU requires disclosures about the amount, timing, and judgments related to a reporting entity's accounting for leases and related cash flows. The standard is required to be applied to all leases in existence as of the date of adoption using a modified retrospective transition approach. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted for all companies in any interim or annual period. The Company occupies certain offices and uses certain equipment under non-cancelable operating lease agreements, which currently are not reflected in its consolidated statement of condition. The Company adopted this ASU on January 1, 2019 and going forward will recognize lease liabilities and right of use assets associated with these lease agreements and does not anticipate a material impact to the consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326). This new guidance significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This ASU will replace the "incurred loss" model under existing guidance with an "expected loss" model for instruments measured at amortized cost, and require entities to record allowances for available-for-sale debt securities rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. This ASU also simplifies the accounting model for purchased credit-impaired debt securities and loans. This guidance requires adoption through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all companies as of fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the impact the guidance will have on the Company's consolidated financial statements, and expects an increase in the allowance for credit losses resulting from the change to expected losses for the estimated life of the financial asset, including an allowance for debt securities. The amount of the increase in the allowance for credit losses resulting from the new guidance will be impacted by the portfolio composition and asset quality at the adoption date, as well as economic conditions and forecasts at the time of adoption. The Company will run a second model concurrently in 2019 to evaluate the impact of the new guidance.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230). The amendments provide guidance on the following eight specific cash flow issues: 1) debt prepayment or debt extinguishment costs; 2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; 3) contingent consideration payments made after a business combination; 4) proceeds from the settlement of insurance claims; 5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; 6) distributions received from equity method investees; 7) beneficial interests in securitization transactions; and 8) separately identifiable cash flows and application of the predominance principle. This ASU is effective for fiscal years beginning after December 31, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company adopted the amendment in this update during the three months ended March 31, 2018 and noted no material impact to the consolidated financial statements.

In March 2017, the FASB issued an Update (ASU 2017-08) to its guidance on “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) related to premium amortization on purchased callable debt securities. The amendments in this Update shorten the amortization period for certain callable debt securities held at a premium.  Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity.  For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  Early adoption is permitted, including adoption in an interim period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.  An entity should apply the amendments in this Update on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption.  Additionally, in the period of adoption, an entity should provide disclosure about a change in accounting principle.  The adoption of this guidance is not expected to have a material impact on our consolidated results of operations or financial position.

In May 2018, the FASB issued ASU No. 2018-06, Codification Improvements to Topic 942, Financial Services - Depository and Lending. This update superseded outdated guidance related to the Office of the Comptroller of the Currency’s Banking Circular 202, Accounting for Net Deferred Tax Charges. The Company does not expect the new guidance to have a material impact on the consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. This update expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. As a result, nonemployee share-based payment awards will be measured at the grant-date fair value of the equity instruments that an entity is obligated to issue when the service has been rendered, subject to the probability of satisfying performance conditions when applicable. For public entities, this update is effective for fiscal years beginning after December 15, 2018. The Company does not expect the new guidance to have a material impact on the consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-09, Codification Improvements to address stakeholder suggestions for minor corrections and clarifications within the codification. The transition and effective date guidance is based on the facts and circumstances of each amendment. Some of the amendments in this update do not require transition guidance and will be effective upon issuance of this update. However, many of the amendments in this update do have transition guidance with effective dates for annual periods beginning after December 15, 2018, for public business entities. The Company does not expect the new guidance to have a material impact on the consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842. Leases to address certain narrow aspects of the guidance issued in ASU No. 2016-02. This guidance did not change the Company’s assessment of the impact of ASU No. 2016-02 on the consolidated financial statements as described above.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, which amends FASB Accounting Standards Codification (ASC) Topic 842, Leases, to (1) add an optional transition method that would permit entities to apply the new requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption, and (2) provide a practical expedient for lessors regarding the separation of the lease and non-lease components of a contract.This guidance did not change the Company’s assessment of the impact of ASU No. 2016-02 on the consolidated financial statements as described above.

In August 2018, the FASB has issued Accounting Standards Update (ASU) No. 2018-15, Intangibles—Goodwill and Other—Internal Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, a consensus of the FASB Emerging Issues Task Force, which amends the FASB ASC to provide guidance on accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. In April 2015, the FASB issued ASU No. 2015-05, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement, which provided guidance to customers concerning whether a cloud computing arrangement (e.g., software, platform, or infrastructure offered as a service) includes a software license. Pursuant to that guidance, (1) if a cloud computing arrangement includes a software license, the software license element of the arrangement should be accounted for in a manner consistent with the acquisition of other software licenses, or (2) if the arrangement does not include a software license, then the arrangement should be accounted for as a service contract, with the fees associated with the hosting element (service) of the arrangement expensed as they are incurred. Following the issuance of ASU No. 2015-05, constituents requested that the FASB provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. Accordingly, because U.S. GAAP do not contain explicit guidance on accounting for such costs, and to address the resulting diversity in practice, the FASB has issued ASU No. 2018-15 to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Note that the guidance on accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in ASU No. 2018-15. For Public Business Entities, the amended guidance is effective for fiscal years beginning after December 15, 2019 (i.e., calendar-year 2020), and for interim periods within those fiscal years.

In October 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes, which adds the SOFR OIS as a benchmark rate that businesses can use to designate hedges of interest rate risk. This update adds to U.S. GAAP a new interest rate from the market for U.S. Treasury repurchase contracts to the list of accepted benchmark rates for hedge accounting. The SOFR is calculated by the Fed based on the interest rates banks charge one another in the overnight market for loans they make to one another, typically called repurchase agreements. In introducing the new rate, the Fed said that because it is based on transactions in the open market, it is more reflective of market conditions than LIBOR, which relies more on judgment. Adding the SOFR OIS as an acceptable hedge accounting benchmark for U.S. GAAP is considered a critical step in helping it gain more acceptance in the market. FASB ASC 815 provides guidance on the risks associated with financial assets or liabilities that are allowed to be hedged. Among those risks is the risk of changes in fair values or cash flows of existing or forecasted issuances or purchases of fixed-rate financial assets or liabilities attributable to a designated benchmark interest rate. U.S. GAAP considers a benchmark rate as a rate that is widely recognized, commonly referenced, and quoted in an active financial market. FASB ASC 815 lists three rates as benchmarks: the rate on direct Treasury obligations of the U.S. government, the Fed Funds Effective Swap Rate (Overnight Index Swap Rate), and the LIBOR swap rate. In 2017, the FASB added a fourth rate, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate when it published ASU No. 2017-12 , Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which made several other changes to simplify hedge accounting and expand its use. The FASB wants businesses and organizations to adopt the amendments in ASU No. 2018-16 at the same time they adopt the changes in ASU No. 2017-12. For public companies that have adopted ASU No. 2017-12, the new amendments are effective for fiscal years beginning after December 15 and interim periods within those fiscal years. For other companies and organizations that already have adopted ASU No. 2017-12, the new amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted in any interim period as long as the company or organization already has adopted the broader 2017 hedge accounting update.